INVENTORIES	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2015	2016
	$	$

Raw materials	1,012	774
Work in progress	141	29
Finished goods	928	622
	2,081	1,425

Slow moving inventories amounting to $125, $80 and $25 were written off during the years ended March 31, 2014, 2015 and 2016, respectively.